Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,687)	$ (1,531)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,802	4,396
Amortization of deferred financing costs	584	281
Gain on dispositions of assets	(1,297)	(5,263)
Stock-based compensation expense	31	13
Provision for impairment loss	1,461	5,517
Unrealized loss (gain) on derivative instruments	(1,820)	346
Amortization of warrant issuance cost	29	24
Deferred income taxes	0	(308)
Changes in operating assets and liabilities:
Increase in assets	(2,773)	(1,715)
Increase in liabilities	2,539	1,878
Net cash provided by operating activities	869	3,638
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to hotel properties	(3,667)	(3,191)
Acquisition and development of hotel properties	0	(11,500)
Proceeds from sale of hotel assets	12,813	11,947
Net cash provided (used) by investing activities	9,146	(2,744)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred financing costs	(205)	(140)
Principal payments on long-term debt	(19,028)	(15,203)
Proceeds from long-term debt	2,371	1,250
Payments on revolving debt	(21,441)	(22,094)
Proceeds from revolving debt	28,788	8,651
Distributions to noncontrolling interest	0	(6)
Preferred stock and warrants	0	28,561
Purchased Treasury Stock	(8)	0
Dividends paid to preferred shareholders	(944)	(1,025)
Net cash used in financing activities	(10,467)	(6)
Increase (decrease) in cash and cash equivalents	(452)	888
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	891	279
CASH AND CASH EQUIVALENTS, END OF PERIOD	439	1,167
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid, net of amounts capitalized	4,756	5,109
SCHEDULE OF NONCASH FINANCING ACTIVITIES
Dividends declared preferred	$ 1,674	$ 1,494